Note 5	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool for monitoring and managing the different activities of the BBVA Group. In preparing the information by operating segment, the starting point is the lowest-level units, which are aggregated in accordance with the organizational structure determined by the Group's Management to create higher-level units and, finally, the reportable operating segments themselves.
As of June 30, 2026, the structure of the information by operating segment reported by the BBVA Group remains the same as that of the closing of 2025 financial year.
The BBVA Group's operating areas or segments are summarized below:
–Spain mainly includes the banking, insurance and asset management activities that the Group carries out in this country.
–Mexico includes banking, insurance and asset management activities in this country, as well as the activity that BBVA Mexico carries out through its Houston agency.
–Turkey reports the activity of the Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands. As described in Note 3, Garanti BBVA has entered into an agreement to sell its subsidiary in Romania.
–South America includes banking, financial, insurance and asset management activities conducted, mainly, in Argentina, Chile, Colombia, Peru, Uruguay, Venezuela and Brazil.
–Rest of Business mainly incorporates the wholesale activity carried out in Europe (excluding Spain), the United States, BBVA’s branches in Asia, as well as the digital banks of the Group in Italy and Germany.
The Corporate Center includes the centralized functions of the Group, including: the costs of the head offices with a corporate function for the consolidated BBVA Group; structural exchange rate positions management; certain portfolios, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds related to commitments to employees; goodwill and other intangible assets as well as the funding of such portfolios and assets.
The breakdown of the BBVA Group’s total assets by operating segment and the Corporate Center as of June 30, 2026 and December 31, 2025, is as follows:

TOTAL GROUP ASSETS BY OPERATING SEGMENT (MILLIONS OF EUROS)

	June 2026	December 2025 ⁽¹⁾
Spain	525,713	458,090
Mexico	202,938	182,654
Turkey	98,885	90,702
South America	86,471	76,624
Rest of Business	118,016	88,354
Subtotal assets by operating segments	1,032,023	896,424
Corporate Center	(66,597)	(36,848)
Total assets BBVA Group	965,426	859,576
(1) In the first quarter of 2026 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain immaterial income and expenses were reallocated, in particular, between Spain, Mexico, South America and Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2025 have been revised, which has not affected the consolidated financial information of the Group.
The following table sets forth the main margins and profit by operating segment and the Corporate Center for the six months ended June 30, 2026 and 2025:

MAIN MARGINS AND PROFIT BY OPERATING SEGMENT (MILLIONS OF EUROS)

	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center
June 2026
Net interest income	15,164	3,346	6,409	2,152	2,952	507	(202)
Gross income	21,159	5,147	8,565	3,372	3,308	1,197	(430)
Operating profit (loss) before tax	9,581	3,080	4,195	1,288	1,189	652	(822)
Attributable profit (loss) ⁽¹⁾	6,051	2,172	2,979	532	556	508	(696)
June 2025 ⁽²⁾
Net interest income	12,607	3,215	5,511	1,307	2,387	369	(182)
Gross income	18,034	4,990	7,349	2,409	2,719	827	(260)
Operating profit (loss) before tax	8,424	3,080	3,573	932	970	410	(541)
Attributable profit (loss) ⁽¹⁾	5,447	2,124	2,571	412	417	314	(390)
(1) In the first quarter of 2026 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain immaterial income and expenses were reallocated, in particular, between Spain, Mexico, South America and Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2025 have been revised, which has not affected the consolidated financial information of the Group.